Equity - Shares Rollforward (Details) - shares shares in Thousands		12 Months Ended
	Apr. 04, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital [Roll Forward]
Issuance of ordinary shares in relation to the PIPE Agreements (in shares)	29,482
Ordinary Shares
Share Capital [Roll Forward]
Number of shares as of January 1 (in shares)		245,721	244,211	126,100
Issuance of ordinary shares in relation to the Merger Agreement (in shares)		49,403	0	88,643
Issuance of ordinary shares in relation to the PIPE Agreements (in shares)		0	0	29,482
Issuance of restricted shares (in shares)		84	0	0
Reacquisition of restricted shares due to forfeiture (in shares)		(588)	(261)	(274)
Issuance of ordinary shares in relation to exercise of share options (in shares)		0	0	1
Issuance of ordinary shares in relation to vesting of restricted stock units (in shares)		733	1,771	259
Number of shares as of December 31 (in shares)		295,353	245,721	244,211
Series C Preferred Shares
Share Capital [Roll Forward]
Number of shares as of January 1 (in shares)		0	0	75,025
Repurchase of Series C preferred shares		0	0	(75,025)
Number of shares as of December 31 (in shares)		0	0	0